Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 7 - PROPERTY AND EQUIPMENT, NET

Composition:

	As of	As of
	December 31,	December 31,
	2021	2020
Cost
Consoles and equipment	567	198
Computers and software	211	142
Office furniture and equipment	100	65
Leasehold improvements	133	73
	1,011	478

Less - accumulated depreciation
Machines and equipment	119	62
Computers and software	114	67
Office furniture and equipment	37	30
Leasehold improvements	28	12
	298	171

Property and Equipment, Net	713	307

Depreciation and amortization expenses for the years ended December 31, 2021, 2020 and 2019 were $127, $63 and $32 respectively.